Significant Assets and Liabilities Denominated in Foreign Currencies (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Significant Assets and Liabilities Denominated in Foreign Currencies
The following information was aggregated by the foreign currencies other than functional currencies of the group entities and the exchange rates between foreign currencies and respective functional currencies were disclosed. The significant financial assets and liabilities denominated in foreign currencies were as follows:

	Foreign Currencies (In Thousand)	Exchange Rate	Carrying Amount (In Thousand)

December 31, 2020

Monetary financial assets
US$	$4,269,075	US$1=NT$28.48	$121,583,265
US$	1,527,381	US$1=RMB6.5249	43,499,803
US$	41,643	US$1=EUR0.8143	1,185,984
JPY	13,544,360	JPY1=NT$0.2763	3,742,306
JPY	1,174,208	JPY1=US$0.0097	324,434
HKD	174,765	HKD1=NT$3.6730	641,912

Monetary financial liabilities
US$	4,439,915	US$1=NT$28.48	126,448,786
US$	1,517,568	US$1=RMB6.5249	43,220,325
US$	20,896	US$1=EUR0.8143	595,128
JPY	13,657,967	JPY1=NT$0.2763	3,773,695
JPY	1,188,650	JPY1=US$0.0097	328,424
HKD	18,814	HKD1=NT$3.6730	69,103

December 31, 2021

Monetary financial assets
US$	4,885,163	US$1=NT$27.68	135,221,324
US$	1,718,314	US$1=RMB6.3757	47,562,940
US$	42,250	US$1=EUR0.8829	1,169,492
JPY	12,584,942	JPY1=NT$0.2405	3,026,677
JPY	551,496	JPY1=US$0.0087	132,635

Monetary financial liabilities
US$	4,899,633	US$1=NT$27.68	135,621,853
US$	1,503,606	US$1=RMB6.3757	41,619,803
US$	88,741	US$1=EUR0.8829	2,456,363
JPY	14,078,075	JPY1=NT$0.2405	3,385,776
JPY	990,667	JPY1=US$0.0087	238,255

Summary of Realized and Unrealized Foreign Exchange Gain (Loss)
The significant realized and unrealized foreign exchange gain (loss) were as follows:

	For the Year Ended December 31
	2019		2020		2021
Functional Currencies	Exchange Rate	Net Foreign Exchange Gain (Loss)	Exchange Rate	Net Foreign Exchange Gain (Loss)	Exchange Rate	Net Foreign Exchange Gain (Loss)
		NT$		NT$		NT$	US$ (Note 4)

US$	US$1=NT$29.98	$(84,177)	US$1=NT$28.48	$(143,804)	US$1=NT$27.68	$132,582	$4,780
NT$		1,203,823		1,382,067		1,413,969	50,972
RMB	RMB1=NT$4.2975	14,055	RMB1=NT$4.3648	(181,624)	RMB1=NT$4.3415	(85,675)	(3,089)

		$1,133,701		$1,056,639		$1,460,876	$52,663